Long-Term Debt - Credit Agreement Narrative (Detail) - USD ($)	Aug. 18, 2014	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Percentage of outstanding customer receivables to calculate borrowing base		18.00%	21.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Minimum borrowing capacity necessary to maintain ability to borrow funds under Credit Agreement		$ 75,100,000	$ 17,300,000
Remaining borrowing capacity		15,300,000	6,500,000
Credit Agreement [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 65,000,000
Extraordinary loan in excess of maximum borrowing capacity issued by Wells Fargo under limited circumstances	$ 6,500,000
Borrowing description	Alion’s borrowing base must exceed the revolving loan balance by $15 million to borrow funds under the Existing Credit Agreements and at all other times. Wells Fargo, as Administrative Agent, could exercise control over Alion’s principal bank account during a Default or Event of Default, as such terms are defined in the Existing Credit Agreements, or when Alion’s availability under the Existing Revolving Credit Facility, less certain aged payables, fails to exceed $13 million and for two months after it again exceeds $13 million.
Percentage of outstanding customer receivables to calculate borrowing base	85.00%
Unbilled customer receivables to calculate borrowing base in addition to percent of outstanding customer receivables	$ 30,000,000
Percentage of unbilled customer receivables to calculate borrowing base in addition to percent of outstanding customer receivables	70.00%
Outstanding credit		45,600,000	43,000,000	$ 0
Remaining borrowing capacity subject to borrowing base limitations		15,300,000	18,100,000	0
Borrowing base		75,100,000	79,700,000
Remaining borrowing capacity			17,400,000	31,000,000
Credit Agreement [Member] | Wells Fargo Bank [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 10,000,000
Outstanding credit		$ 3,900,000	$ 3,900,000	$ 4,000,000
Credit Agreement [Member] | Minimum [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Minimum borrowing capacity necessary to maintain ability to borrow funds under Credit Agreement	15,000,000
Credit Agreement [Member] | Debt Refinance [Member] | Third Party Cost [Member] | Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt issuance cost	$ 4,300,000